Key Management Personnel Disclosures (Details) - Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year	12 Months Ended
Jun. 30, 2023
Mr Nick Prosser [Member]
Key Management Personnel Disclosures (Details) - Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year [Line Items]
Nature of relationship	Interim Non-Executive Chairman
Dr Katherine Iscoe [Member]
Key Management Personnel Disclosures (Details) - Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year [Line Items]
Nature of relationship	Executive Director
Mr Scott Montgomery [Member]
Key Management Personnel Disclosures (Details) - Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year [Line Items]
Nature of relationship	Executive Director and CEO - appointed 1 December 2022
Mr Michael Melby [Member]
Key Management Personnel Disclosures (Details) - Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year [Line Items]
Nature of relationship	Non-Executive Director
Mr Dato Low Koon Poh [Member]
Key Management Personnel Disclosures (Details) - Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year [Line Items]
Nature of relationship	Non-Executive Director
Mr Peter Goldstein [Member]
Key Management Personnel Disclosures (Details) - Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year [Line Items]
Nature of relationship	Non-Executive Director
Ms Jacqueline Yee [Member]
Key Management Personnel Disclosures (Details) - Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year [Line Items]
Nature of relationship	Non-Executive Director - appointed 20 December 2022
Mr Peter Vaughan [Member]
Key Management Personnel Disclosures (Details) - Schedule of Directors of Advanced Health Intelligence Ltd During the Financial Year [Line Items]
Nature of relationship	Non-Executive Director - appointed 1 December 2022, resigned 16 December 2022